QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
 Investment Company Act file number

 WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTMLLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

 (804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

 Date of reporting period: 07/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

Cboe VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (unaudited)

	Shares	Fair Value

MONEY MARKET FUNDS - 0.92%
Federated Treasury Obligations Fund Institutional Class 2.18%*	712,877	$712,877

EXCHANGE TRADED FUNDS - 60.29%
SPDR S&P 500 ETF Trust	157,700	46,904,711

PURCHASED OPTIONS - 40.79%

Description	Number Of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS - 38.30%
SPDR S&P 500 ETF Trust	80	$2,379,440	$0.01	08/22/19	2,379,044
SPDR S&P 500 ETF Trust	93	2,766,099	0.01	11/20/19	2,754,196
SPDR S&P 500 ETF Trust	87	2,587,641	0.01	12/18/19	2,576,506
SPDR S&P 500 ETF Trust	77	2,290,211	0.01	01/15/20	2,269,930
SPDR S&P 500 ETF Trust	68	2,022,524	0.01	02/19/20	2,004,613
SPDR S&P 500 ETF Trust	62	1,844,066	0.01	03/18/20	1,857,215
SPDR S&P 500 ETF Trust	45	1,338,435	0.01	04/15/20	1,321,017
SPDR S&P 500 ETF Trust	39	1,159,977	0.01	05/20/20	1,144,881
SPDR S&P 500 ETF Trust	32	951,776	0.01	06/17/20	939,390
SPDR S&P 500 ETF Trust	6	178,458	0.01	07/15/20	175,499
SPDR S&P 500 ETF Trust	212	6,305,516	0.01	09/17/20	6,200,950
SPDR S&P 500 ETF Trust	212	6,305,516	0.01	10/22/20	6,172,771
TOTAL CALL OPTIONS PURCHASED					29,796,012

PUT OPTIONS - 2.49%
SPDR S&P 500 ETF Trust	216	$6,424,488	$281.90	08/26/19	20,052
SPDR S&P 500 ETF Trust	216	6,424,488	291.22	09/18/19	79,805
SPDR S&P 500 ETF Trust	216	6,424,488	280.35	10/16/19	69,913
SPDR S&P 500 ETF Trust	216	6,424,488	265.30	11/20/19	56,272
SPDR S&P 500 ETF Trust	216	6,424,488	251.26	12/18/19	42,739
SPDR S&P 500 ETF Trust	216	6,424,488	260.98	01/15/20	76,393
SPDR S&P 500 ETF Trust	216	6,424,488	278.41	02/19/20	157,544
SPDR S&P 500 ETF Trust	216	6,424,488	283.01	03/18/20	202,903
SPDR S&P 500 ETF Trust	216	6,424,488	289.45	04/17/20	262,041
SPDR S&P 500 ETF Trust	216	6,424,488	285.06	05/22/20	254,514
SPDR S&P 500 ETF Trust	216	6,424,488	293.06	06/19/20	327,800
SPDR S&P 500 ETF Trust	216	6,424,488	297.74	07/15/20	383,768
TOTAL PUT OPTIONS PURCHASED					1,933,744

TOTAL PURCHASED OPTIONS - 40.79%					31,729,756

TOTAL INVESTMENTS - 102.00%					79,347,344
Liabilities in excess of other assets - (2.00)%					(1,552,441)
NET ASSETS - 100.00%					$77,794,903

* Effective 7 day yield as of July 31, 2019

Cboe VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF OPTIONS WRITTEN
July 31, 2019 (unaudited)

OPTIONS WRITTEN - (1.01)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS - (1.05)%
SPDR S&P 500 ETF Trust	216	$(6,424,488)	$321.00	08/20/19	$(166)
SPDR S&P 500 ETF Trust	216	(6,424,488)	334.29	09/18/19	(291)
SPDR S&P 500 ETF Trust	216	(6,424,488)	321.00	10/16/19	(6,745)
SPDR S&P 500 ETF Trust	216	(6,424,488)	310.40	11/20/19	(66,065)
SPDR S&P 500 ETF Trust	216	(6,424,488)	295.29	12/18/19	(269,919)
SPDR S&P 500 ETF Trust	216	(6,424,488)	301.07	01/13/20	(183,328)
SPDR S&P 500 ETF Trust	216	(6,424,488)	319.88	02/18/20	(52,498)
SPDR S&P 500 ETF Trust	216	(6,424,488)	324.79	03/18/20	(43,342)
SPDR S&P 500 ETF Trust	216	(6,424,488)	327.18	04/15/20	(38,398)
SPDR S&P 500 ETF Trust	216	(6,424,488)	328.06	05/20/20	(49,181)
SPDR S&P 500 ETF Trust	216	(6,424,488)	333.33	06/17/20	(39,546)
SPDR S&P 500 ETF Trust	216	(6,424,488)	338.72	07/15/20	(37,029)
TOTAL CALL OPTIONS WRITTEN					(786,508)

Cboe VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF OPTIONS WRITTEN - continued
July 31, 2019 (unaudited)

	Number
	of	Notional	Exercise	Expiration
	Contracts	Amount	Price	Date	Value
PUT OPTIONS - (1.00)%
SPDR S&P 500 ETF Trust	216	$(6,424,488)	$253.71	08/21/19	$(3,816)
SPDR S&P 500 ETF Trust	216	(6,424,488)	262.10	09/17/19	(14,648)
SPDR S&P 500 ETF Trust	216	(6,424,488)	252.31	10/16/19	(18,844)
SPDR S&P 500 ETF Trust	216	(6,424,488)	238.77	11/20/19	(18,808)
SPDR S&P 500 ETF Trust	216	(6,424,488)	226.13	12/18/19	(17,794)
SPDR S&P 500 ETF Trust	216	(6,424,488)	234.88	01/15/20	(32,203)
SPDR S&P 500 ETF Trust	216	(6,424,488)	250.57	02/19/20	(59,477)
SPDR S&P 500 ETF Trust	216	(6,424,488)	254.71	03/18/20	(74,799)
SPDR S&P 500 ETF Trust	216	(6,424,488)	260.51	04/15/20	(109,398)
SPDR S&P 500 ETF Trust	216	(6,424,488)	256.55	05/20/20	(107,140)
SPDR S&P 500 ETF Trust	216	(6,424,488)	263.75	06/17/20	(143,736)
SPDR S&P 500 ETF Trust	216	(6,424,488)	267.97	07/15/20	(179,188)
TOTAL PUT OPTIONS WRITTEN					(779,851)

TOTAL OPTIONS WRITTEN - (2.01)%					$(1,566,359)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
MONEY MARKET FUNDS	$712,877	$—	$—	$712,877
EXCHANGE TRADED FUNDS	46,904,711	—	—	46,904,711
PURCHASED OPTIONS	31,729,756	—	—	31,729,756
TOTAL INVESTMENTS	$79,347,344	$—	$—	$79,347,344
OPTIONS WRITTEN	$(1,566,359)	$—	$—	$(1,566,359)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2019.

At July 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $74,011,339 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,058,565
Gross unrealized depreciation	(722,560)
Net unrealized appreciation	$5,336,005

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (unaudited)

	Shares	Fair Value

MONEY MARKET FUNDS - 1.49%
Federated Treasury Obligations Fund Institutional Class 2.18%*	588,224	$588,224

EXCHANGE TRADED FUNDS - 79.94%
SPDR S&P 500 ETF Trust	106,000	31,527,580

PURCHASED OPTIONS - 23.81%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS - 23.81%
SPDR S&P 500 ETF Trust	106	$3,152,758	$281.90	08/23/19	177,495
SPDR S&P 500 ETF Trust	3	89,229	0.01	08/23/19	89,214
SPDR S&P 500 ETF Trust	106	3,152,758	291.22	09/20/19	105,446
SPDR S&P 500 ETF Trust	106	3,152,758	280.35	10/17/19	216,465
SPDR S&P 500 ETF Trust	106	3,152,758	265.38	11/20/19	372,532
SPDR S&P 500 ETF Trust	3	89,229	0.01	11/20/19	88,845
SPDR S&P 500 ETF Trust	106	3,152,758	251.26	12/18/19	518,160
SPDR S&P 500 ETF Trust	3	89,229	0.01	12/18/19	88,845
SPDR S&P 500 ETF Trust	106	3,152,758	260.98	01/15/20	423,451
SPDR S&P 500 ETF Trust	3	89,229	0.01	01/15/20	88,439
SPDR S&P 500 ETF Trust	106	3,152,758	278.41	02/19/20	286,443
SPDR S&P 500 ETF Trust	3	89,229	0.01	02/19/20	88,439
SPDR S&P 500 ETF Trust	106	3,152,758	283.01	03/18/20	265,465
SPDR S&P 500 ETF Trust	4	118,972	0.01	03/18/20	117,918
SPDR S&P 500 ETF Trust	106	3,152,758	289.45	04/15/20	218,266
SPDR S&P 500 ETF Trust	3	89,229	0.01	04/15/20	88,068
SPDR S&P 500 ETF Trust	106	3,152,758	285.06	05/20/20	265,892
SPDR S&P 500 ETF Trust	2	59,486	0.01	05/20/20	58,712
SPDR S&P 500 ETF Trust	106	3,152,758	293.06	06/17/20	219,657
SPDR S&P 500 ETF Trust	2	59,486	0.01	06/17/20	58,712
SPDR S&P 500 ETF Trust	106	3,152,758	297.74	07/15/20	195,196
SPDR S&P 500 ETF Trust	104	3,093,272	0.01	09/18/20	3,028,152
SPDR S&P 500 ETF Trust	80	2,379,440	0.01	10/23/20	2,329,348
TOTAL CALL OPTIONS PURCHASED					9,389,160

TOTAL PURCHASED OPTIONS - 23.81%					9,389,160

TOTAL INVESTMENTS - 105.24%					41,504,964
Liabilities in excess of other assets - (5.24)%					(2,064,685)
NET ASSETS - 100.00%					$39,440,279

* Effective 7 day yield as of July 31, 2019

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF OPTIONS WRITTEN
July 31, 2019 (unaudited)

OPTIONS WRITTEN - (5.32)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS - (5.32)%
SPDR S&P 500 ETF Trust	212	$(6,305,516)	$303.15	08/20/19	$(22,077)
SPDR S&P 500 ETF Trust	212	(6,305,516)	314.31	09/18/19	(7,801)
SPDR S&P 500 ETF Trust	212	(6,305,516)	303.00	10/16/19	(91,952)
SPDR S&P 500 ETF Trust	212	(6,305,516)	291.52	11/19/19	(289,118)
SPDR S&P 500 ETF Trust	212	(6,305,516)	281.14	12/16/19	(486,752)
SPDR S&P 500 ETF Trust	212	(6,305,516)	286.95	01/13/20	(395,100)
SPDR S&P 500 ETF Trust	212	(6,305,516)	303.79	02/18/20	(180,393)
SPDR S&P 500 ETF Trust	212	(6,305,516)	308.90	03/17/20	(149,694)
SPDR S&P 500 ETF Trust	212	(6,305,516)	313.29	04/14/20	(115,487)
SPDR S&P 500 ETF Trust	212	(6,305,516)	311.62	05/20/20	(154,470)
SPDR S&P 500 ETF Trust	212	(6,305,516)	319.41	06/17/20	(107,436)
SPDR S&P 500 ETF Trust	212	(6,305,516)	323.97	07/15/20	(96,635)
TOTAL CALL OPTIONS WRITTEN					(2,096,915)

TOTAL OPTIONS WRITTEN - (5.32)%					$(2,096,915)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an  investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
MONEY MARKET FUNDS	$588,224	$—	$—	$588,224
EXCHANGE TRADED FUNDS	31,527,580	—	—	31,527,580
PURCHASED OPTIONS	9,389,160	—	—	9,389,160
TOTAL INVESTMENTS	$41,504,964	$—	$—	$41,504,964
OPTIONS WRITTEN	$(2,096,915)	$—	$—	$(2,096,915)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2019.

At July 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final  tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose  is $36,212,622 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,304,320
Gross unrealized depreciation	(11,978)
Net unrealized appreciation	$5,292,342

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS(A) - 99.80%

BEVERAGES - 3.48%
Brown-Forman Corp. - Class B	20,885	$1,144,707
The Coca-Cola Co.	21,506	1,131,861
		2,276,568

CONSUMER DISCRETIONARY - 10.47%
Genuine Parts Co.	11,887	1,154,465
Kontoor Brands, Inc.*	1	29
Leggett & Platt, Inc.	29,126	1,164,166
Lowe’s Companies, Inc.	11,251	1,140,851
McDonald’s Corp.	5,436	1,145,474
Target Corp.	12,982	1,121,645
VF Corp.	12,948	1,131,526
		6,858,156
ENERGY - 3.46%
Apergy Corp. *	1	16
Chevron Corp.	9,140	1,125,225
Exxon Mobil Corp.	15,348	1,141,277
		2,266,518

FINANCIAL - 12.21%
Aflac Inc.	21,450	1,129,128
Chubb Ltd	7,630	1,166,169
Cincinnati Financial Corp.	10,783	1,157,339
Franklin Resources, Inc.	32,999	1,076,757
People’s United Financial, Inc.	69,466	1,140,632
S&P Global Inc.	4,758	1,165,472
T. Rowe Price Group, Inc.	10,211	1,157,825
		7,993,322

FOOD & STAPLE RETAILING - 12.41%
Archer-Daniels-Midland Co.	28,509	1,171,150
Hormel Foods Corp.	28,622	1,173,216
McCormick & Company, Inc.	7,282	1,154,488
The Procter & Gamble Co.	10,272	1,212,507
Sysco Corp.	16,495	1,131,062
Walgreens Boots Alliance, Inc.	20,953	1,141,729
Walmart Inc.	10,327	1,139,894
		8,124,046

HEALTH CARE - 10.56%
Abbott Laboratories	13,056	1,137,178
AbbVie Inc.	17,145	1,142,200
Becton, Dickinson and Co.	4,514	1,141,139
Cardinal Health, Inc.	25,846	1,181,938
Johnson & Johnson	8,912	1,160,521
Medtronic PLC	11,303	1,152,228
		6,915,204

HOUSEHOLD PRODUCTS - 7.06%
The Clorox Co.	7,070	1,149,582
Colgate-Palmolive Co.	16,226	1,164,053
Kimberly-Clark Corp.	8,590	1,165,234
PepsiCo, Inc.	8,951	1,144,027
		4,622,896

INDUSTRIAL - 22.55%
3M Co.	6,446	1,126,245
A.O. Smith Corp.	25,623	1,164,565
Caterpillar Inc.	8,768	1,154,483
Cintas Corp.	4,416	1,150,103
Dover Corp.	11,837	1,146,414
Emerson Electric Co.	17,196	1,115,677
General Dynamics Corp.	6,164	1,146,134
Illinois Tool Works Inc.	7,288	1,124,028
Pentair PLC	29,445	1,142,761
Roper Technologies, Inc.	3,087	1,122,588
Stanley Black & Decker, Inc.	7,584	1,119,323
United Technologies Corp.	8,615	1,150,964
W.W. Grainger, Inc.	3,804	1,107,078
		14,770,363

INFORMATION TECHNOLOGY - 1.76%
Automatic Data Processing, Inc.	6,917	1,151,819

MATERIALS - 10.52%
Air Products & Chemicals, Inc.	5,144	1,174,221
Ecolab Inc.	5,843	1,178,708
Linde PLC	5,705	1,091,252
Nucor Corp.	20,442	1,111,636
PPG Industries, Inc.	9,793	1,149,600
The Sherwin-Williams Co.	2,308	1,184,096
		6,889,513

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS - continued
 July 31, 2019 (unaudited)

	Shares	Fair Value

REAL ESTATE - 1.78%
Federal Realty Investment Trust	8,853	$1,168,685

TELECOMMUNICATION SERVICES - 1.81%
AT&T Inc.	34,796	1,184,804

UTILITIES - 1.73%
Consolidated Edison, Inc.	13,367	1,135,660

TOTAL COMMON STOCKS(A) - 99.80%		65,357,554

MONEY MARKET FUNDS - 0.19%
Federated Treasury Obligations Fund Institutional Class 2.18%**	127,569	127,569

TOTAL INVESTMENTS - 99.99%		65,485,123
Other assets, net of liabilities - 0.01%		2,163
NET ASSETS - 100.00%		$65,487,286

* Non-income producing

** Effective 7 day yield as of July 31, 2019

(A)All or a portion of securities are held as collateral for options written

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

SCHEDULE OF OPTIONS WRITTEN
July  31, 2019 (unaudited)

OPTIONS WRITTEN - (0.03)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS - (0.03)%
3M Co.	4	$(69,888)	$175.00	08/02/19	$(624)
Abbott Laboratories	11	(95,810)	88.00	08/02/19	(429)
AbbVie Inc.	11	(73,282)	68.00	08/02/19	(165)
Aflac Inc.	17	(89,488)	54.00	08/02/19	(102)
Archer-Daniels-Midland Co.	20	(82,160)	40.50	08/02/19	(2,320)
AT&T Inc.	27	(91,935)	34.00	08/02/19	(756)
Automatic Data Processing, Inc.	5	(83,260)	170.00	08/02/19	(150)
Becton, Dickinson and Co.	4	(101,120)	255.00	08/02/19	(608)
Caterpillar Inc.	6	(79,002)	133.00	08/02/19	(408)
Chevron Corp.	7	(86,177)	124.00	08/02/19	(798)
The Clorox Co.	6	(97,560)	165.00	08/02/19	(1,500)
The Coca-Cola Co.	19	(99,997)	54.00	08/02/19	(57)
Colgate-Palmolive Co.	12	(86,088)	73.50	08/02/19	(216)
Dover Corp.	8	(77,480)	98.50	08/02/19	(144)
Ecolab Inc.	5	(100,865)	200.00	08/02/19	(1,645)
Emerson Electric Co.	11	(71,368)	67.00	08/02/19	(55)
Exxon Mobile Corp.	10	(74,360)	75.00	08/02/19	(700)
General Dynamics Corp.	5	(92,970)	190.00	08/02/19	(105)
Genuine Parts Co.	10	(97,120)	98.00	08/02/19	(300)
Illinois Tool Works Inc.	6	(92,538)	155.00	08/02/19	(1,350)
Johnson & Johnson	6	(78,132)	131.00	08/02/19	(378)
Kimberly-Clark Corp.	7	(94,955)	137.00	08/02/19	(322)
Lowe’s Companies, Inc.	8	(81,120)	104.00	08/02/19	(144)
McDonald’s Corp.	5	(105,360)	215.00	08/02/19	(75)
Medtronic PLC	10	(101,940)	103.00	08/02/19	(320)
Nucor Corp.	15	(81,570)	56.00	08/02/19	(180)
PepsiCo, Inc.	7	(89,467)	131.00	08/02/19	(42)
The Procter & Gamble Co.	8	(94,432)	115.00	08/02/19	(2,672)
S&P Global Inc.	4	(97,980)	245.00	08/02/19	(1,640)
The Sherwin-William Co.	2	(102,608)	510.00	08/02/19	(1,640)
Stanley Black & Decker, Inc.	6	(88,554)	152.50	08/02/19	(150)
Sysco Corp.	13	(89,141)	71.00	08/02/19	(65)
Target Corp.	10	(86,400)	87.00	08/02/19	(420)
T. Rowe Price Group, Inc.	8	(90,712)	115.00	08/02/19	(360)
United Technologies Corp.	6	(80,160)	136.00	08/02/19	(330)
Walgreens Boots Alliance, Inc.	16	(87,184)	55.00	08/02/19	(400)
Walmart Inc.	8	(88,304)	113.00	08/02/19	(32)
W.W. Grainger, Inc.	3	(87,309)	300.00	08/02/19	(147)
TOTAL CALL OPTIONS WRITTEN					(21,749)

TOTAL OPTIONS WRITTEN - (0.03)%					$(21,749)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an  investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$65,357,554	$—	$—	$65,357,554
MONEY MARKET FUNDS	127,569	—	—	127,569
TOTAL INVESTMENTS	$65,485,123	$—	$—	$65,485,123
OPTIONS WRITTEN	$(21,749)	$—	$—	$(21,749)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2019.

At July 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $58,796,501 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,408,669
Gross unrealized depreciation	(720,047)
Net unrealized appreciation	$6,688,622

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

  99.1   Certification of Principal Executive Officer

  99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	September 25, 2019

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	September 25, 2019